Capital Management and Solvency - Summary of Equity Compares to Solvency II Own Funds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	€ 22,018	€ 21,842	€ 19,189
IFRS Group Equity	24,661	24,433	€ 22,531	€ 22,531	€ 24,079
Available Own Funds	18,582	18,470
DNB Bank ASA [member]
Disclosure of capital management and solvency [line items]
IFRS Shareholders' Equity	22,018	21,842
IFRS adjustments for Other Equity instruments and non controlling interests	2,644	2,591
IFRS Group Equity	24,661	24,433
Solvency II revaluations & reclassifications	(8,621)	(7,599)
Transferability restrictions	(1,766)	(1,973)
Excess of Assets over Liabilities	14,274	14,861
Availability adjustments	4,416	4,446
Fungibility adjustments	(108)	(838)
Available Own Funds	€ 18,582	€ 18,470